UNAUDITED COMMITMENTS AND CONTINGENCIES (Details)								9 Months Ended	12 Months Ended
	Sep. 26, 2023 USD ($) D $ / shares shares	Jun. 23, 2023 USD ($) $ / shares	Jun. 19, 2023 USD ($)	Jan. 24, 2022 shares	Jan. 19, 2022 shares	Nov. 30, 2021 shares	Jan. 19, 2021 shares	Sep. 30, 2023 USD ($) D item $ / shares shares	Dec. 31, 2022 USD ($) item D $ / shares	Oct. 15, 2023 $ / shares	Sep. 25, 2023 USD ($)	Jun. 22, 2023 USD ($)	Apr. 30, 2023 $ / shares	Apr. 24, 2022 $ / shares	Dec. 31, 2021 USD ($) $ / shares	Apr. 26, 2020 $ / shares
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares										$ 0.01			$ 0.01	$ 0.01		$ 0.01
Number of shares issued during the period | shares	5,000,000
BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Maximum number of demands for registration of securities | item								3	3
Underwriting cash discount per unit | $ / shares								$ 0.20	$ 0.20
Aggregate underwriter cash discount | $								$ 4,830,000	$ 4,830,000
Deferred fee per unit | $ / shares								$ 0.40	$ 0.40
Aggregate deferred underwriting fee payable | $								$ 9,660,000	$ 9,660,000
Total compensation from deferred underwriting commission plus the capital markets advisory fee | $								$ 3,622,500				$ 3,622,500
Accrued offering costs | $															$ 364,557
Threshold trading days for calculating volume weighted average trading price | D								20	20
Placement Agent Agreement | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Placement fee as a percent of total transaction consideration			5.00%
Placement agent fees accrued | $			$ 0
Placement Agent Agreement | William Blair | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Success Fee | $			$ 4,000,000
Business Combination Agreement | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares		$ 0.0001
Business Combination Agreement | Pinstripes | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares		$ 0.01
Pre-money equity value | $	$ 379,366,110	$ 429,000,000									$ 429,000,000
Price per shares of common stock (in dollars per share) | $ / shares		$ 10
Exchange ratio of shares		2.5
Class A common stock | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares								$ 0.0001	$ 0.0001						$ 0.0001
Class A common stock | Non-Redemption Agreements | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Non-redemption of shares | shares								4,075,000
Class B common stock | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares								$ 0.0001	$ 0.0001						$ 0.0001
Number of shares issued during the period | shares					345,000	1,725,000	345,000
Class B common stock | Business Combination Agreement | Pinstripes | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Number of shares issued during the period | shares	5
Class B common stock | Non-Redemption Agreements | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Price per shares of common stock (in dollars per share) | $ / shares								$ 0.88
Accrued offering costs | $								$ 892,911
Number of shares agreed to be transferred by sponsor | shares								1,018,750
Aggregate fair value of stock transferrable to unaffiliated third parties | $								$ 893,000
Series I Convertible Preferred Stock | Securities purchase agreement | Pinstripes | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Amount of bridge financing to be provided | $												18,000,000
Amount of additional bridge financing to be provided. | $												$ 3,266,200
Series B-1 common stock | Business Combination Agreement | Pinstripes | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares	$ 0.0001
Number of shares issued during the period | shares	2,500,000
Percentage of earnout Shares shall be issued	50.00%
Volume weighted average share price | $ / shares	$ 12.00
Threshold trading days for calculating volume weighted average trading price | D	20
Threshold consecutive trading days for calculating volume weighted average trading price | D	30
Commencement period after the closing of the Business Combination for stock equals or exceeds $12.00 per share for any 20 trading days within any consecutive 30-trading day period	5 months
Series B-2 common stock | Business Combination Agreement | Pinstripes | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Par value of common stock | $ / shares	$ 0.0001
Number of shares issued during the period | shares	2,500,000
Percentage of earnout Shares shall be issued	50.00%
Volume weighted average share price | $ / shares	$ 14.00
Threshold trading days for calculating volume weighted average trading price | D	20
Threshold consecutive trading days for calculating volume weighted average trading price | D	30
Commencement period after the closing of the Business Combination for stock equals or exceeds $12.00 per share for any 20 trading days within any consecutive 30-trading day period	5 months
Maximum | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Aggregate deferred underwriting fee payable | $		$ 9,660,000
Minimum | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Aggregate deferred underwriting fee payable | $		$ 3,622,500
Over-allotment option | BANYAN ACQUISITION CORPORATION
COMMITMENTS AND CONTINGENCIES
Underwriters option period				45 days
Number of units sold | shares				3,150,000